Restructuring (Tables)	12 Months Ended
Feb. 29, 2016
Resource Alignment Program
Restructuring Cost and Reserve
Schedule of Company's Cost Optimization Program
The following table sets forth the activity in the Company’s RAP liability for fiscal 2016:

	Employee Termination Benefits	Facilities Costs	Manufacturing Costs	Other Charges(1)	Total
Charges incurred	$73	$41	$16	$6	$136
Cash payments made	(61)	(15)	(16)	(6)	(98)
Balance as at February 29, 2016	$12	$26	$—	$—	$38

Schedule of Company's Cost Optimization Charge	The RAP charges, including non-cash charges incurred in fiscal 2016 were as follows:

Cost of sales	$44
Research and development	47
Selling, marketing and administration	253
Total RAP charges	$344

Cost Optimization and Resource Efficiency Program
Restructuring Cost and Reserve
Schedule of Company's Cost Optimization Program
The following table sets forth the activity in the Company’s CORE program liability for fiscal 2016 and fiscal 2015:

	Employee Termination Benefits	Facilities Costs and Foreign Exchange	Manufacturing Costs and Foreign Exchange	Total
Balance as at March 1, 2014	$13	$53	$26	$92
Charges incurred	96	48	55	199
Cash payments made	(106)	(71)	(79)	(256)
Balance as at February 28, 2015	3	30	2	35
Charges incurred	—	12	(2)	10
Cash payments made	(3)	(26)	—	(29)
Balance as at February 29, 2016	$—	$16	$—	$16

Schedule of Company's Cost Optimization Charge
The CORE program charges, including non-cash charges incurred in fiscal 2016, fiscal 2015 and fiscal 2014, were as follows:

	For the Years Ended
	February 29, 2016	February 28, 2015	March 1, 2014
Cost of sales	$—	$23	$103
Research and development	2	70	76
Selling, marketing and administration	9	229	333
Total CORE program charges	$11	$322	$512